Liquidity And Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liquidity And Going Concern [Abstract]
Net loss	$ (9,453)	$ (20,869)
Net cash used in operating activities	(3,373)	(10,297)
Accumulated deficit	(401,783)	(392,292)
Net working capital	5,500
Net proceeds from debt financings	$ 3,068	$ 5,294